23. Knowledge retention program (Details)	12 Months Ended
Dec. 31, 2018
More than 15 years
SummaryOfKnowledgeRetentionProgramLineItems [Line Items]
Percent of the Guarantee Fund for Length of Service (FGTS)	40.00%
11 - 15 years
SummaryOfKnowledgeRetentionProgramLineItems [Line Items]
Percent of the Guarantee Fund for Length of Service (FGTS)	30.00%
6 - 10 years
SummaryOfKnowledgeRetentionProgramLineItems [Line Items]
Percent of the Guarantee Fund for Length of Service (FGTS)	15.00%
0 - 5 years
SummaryOfKnowledgeRetentionProgramLineItems [Line Items]
Percent of the Guarantee Fund for Length of Service (FGTS)	5.00%